Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
First Quarter Report
January 31, 2023 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF

PORTFOLIO OF INVESTMENTS
Columbia Diversified Fixed Income Allocation ETF
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2023
Corporate Bonds 49 .2%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.1%
Arconic Corp.
6.125%, 02/15/28
(a)
390,000 375,886
Boeing Co. (The)
5.150%, 05/01/30 821,000 827,820
Rolls-Royce PLC
5.750%, 10/15/27
(a)
700,000 680,833
Spirit AeroSystems, Inc.
9.375%, 11/30/29
(a)
500,000 543,034
Teledyne Technologies, Inc.
2.750%, 04/01/31 500,000 424,854
Textron, Inc.
3.000%, 06/01/30 86,000 76,191
3.900%, 09/17/29 23,000 21,589
TransDigm, Inc.
6.250%, 03/15/26
(a)
2,191,000 2,190,186
8.000%, 12/15/25
(a)
217,000 221,470
Total 5,361,863
Airlines 1.3%
Air Canada
3.875%, 08/15/26
(a)
587,000 543,114
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
1,190,000 1,167,037
5.750%, 04/20/29
(a)
1,993,000 1,929,393
Delta Air Lines, Inc.
7.375%, 01/15/26 737,000 770,967
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, 01/20/26
(a)
493,000 471,204
Southwest Airlines Co.
2.625%, 02/10/30 50,000 43,555
United Airlines, Inc.
4.375%, 04/15/26
(a)
102,000 96,892
4.625%, 04/15/29
(a)
1,756,000 1,602,223
Total 6,624,385
Apartment REIT 0.1%
Essex Portfolio LP
3.000%, 01/15/30 218,000 190,599
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 500,000 388,344
Total 578,943
Automotive 0.8%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
690,000 587,101
Aptiv PLC
4.350%, 03/15/29 100,000 96,482
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/26
(a)
391,000 388,703
Ford Motor Co.
3.250%, 02/12/32 1,462,000 1,160,954
Ford Motor Credit Co. LLC
3.375%, 11/13/25 820,000 763,744
General Motors Financial Co., Inc.
3.600%, 06/21/30 258,000 227,276
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 445,000 392,446
Lear Corp.
4.250%, 05/15/29 100,000 94,151
Total 3,710,857
Banking 1.6%
Banco Santander SA
2.749%, 12/03/30 400,000 322,425
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.225%, (US 1 Year CMT T-Note +
1.600%), 11/22/32
(b)
600,000 482,969
Bank of America Corp.
2.482%, (US 5 Year CMT T-Note +
1.200%), 09/21/36
(b)
788,000 614,123
Barclays PLC
2.894%, (US 1 Year CMT T-Note +
1.300%), 11/24/32
(b)
500,000 407,776
Capital One Financial Corp.
3.750%, 07/28/26 204,000 195,371
Citizens Financial Group, Inc.
2.638%, 09/30/32 288,000 225,544
3.250%, 04/30/30 100,000 90,240
Deutsche Bank AG/New York NY
3.729%, 01/14/32 550,000 444,160
Fifth Third Bancorp
4.772%, (SOFRINDX + 2.127%),
07/28/30
(b)
302,000 298,440
HSBC Holdings PLC
4.762%, (SOFRRATE + 2.530%),
03/29/33
(b)
740,000 682,234
Huntington Bancshares, Inc.
2.487%, (US 5 Year CMT T-Note +
1.170%), 08/15/36
(b)
198,000 149,801
KeyCorp
Series MTN, 2.250%, 04/06/27 33,000 30,161
Series MTN, 2.550%, 10/01/29 138,000 120,212
Morgan Stanley
2.484%, (SOFRRATE + 1.360%),
09/16/36
(b)
486,000 376,133
5.297%, 04/20/37 551,000 534,020
NatWest Group PLC
3.032%, (US 5 Year CMT T-Note +
2.350%), 11/28/35
(b)
500,000 396,487
Sumitomo Mitsui Financial Group, Inc.
2.142%, 09/23/30 216,000 174,221
SVB Financial Group
1.800%, 02/02/31 64,000 48,884
3.125%, 06/05/30 200,000 172,399
Synchrony Financial
5.150%, 03/19/29 85,000 81,152
UniCredit SpA
5.459%, (US 5 Year CMT T-Note +
4.750%), 06/30/35
(a),(b)
1,252,000 1,096,499
7.296%, (USD 5 Year Swap +
4.914%), 04/02/34
(a),(b)
200,000 194,531
Westpac Banking Corp.
2.668%, 11/15/35 499,000 391,389
Series GMTN, 4.322%, (USD 5 Year
Swap + 2.236%), 11/23/31
(b)
190,000 182,344
Total 7,711,515
Brokerage/Asset Managers/Exchanges 0.5%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 86,583
CI Financial Corp.
3.200%, 12/17/30 440,000 344,494
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
255,000 164,466
3.625%, 10/01/31
(a)
650,000 377,743
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
350,000 298,921

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2023 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2023 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Jefferies Financial Group, Inc.
2.750%, 10/15/32 150,000 119,718
4.850%, 01/15/27 148,000 148,515
LPL Holdings, Inc.
4.000%, 03/15/29
(a)
346,000 309,639
Nasdaq, Inc.
1.650%, 01/15/31 180,000 143,728
Nomura Holdings, Inc.
2.679%, 07/16/30 302,000 251,152
3.103%, 01/16/30 200,000 173,299
Stifel Financial Corp.
4.000%, 05/15/30 180,000 161,910
Total 2,580,168
Building Materials 0.5%
Builders FirstSource, Inc.
4.250%, 02/01/32
(a)
565,000 486,182
Martin Marietta Materials, Inc.
2.400%, 07/15/31 200,000 166,590
Masco Corp.
2.000%, 02/15/31 345,000 280,177
Owens Corning
3.875%, 06/01/30 200,000 188,241
Standard Industries, Inc.
3.375%, 01/15/31
(a)
344,000 273,673
4.375%, 07/15/30
(a)
750,000 643,039
Vulcan Materials Co.
3.500%, 06/01/30 316,000 288,750
Total 2,326,652
Cable and Satellite 2.5%
Altice Financing SA
5.000%, 01/15/28
(a)
380,000 323,048
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
1,000,000 832,890
4.750%, 03/01/30
(a)
1,898,000 1,659,718
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 484,000 395,667
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
1,080,000 1,032,855
CSC Holdings LLC
4.500%, 11/15/31
(a)
1,142,000 841,365
6.500%, 02/01/29
(a)
270,000 233,881
DISH DBS Corp.
5.250%, 12/01/26
(a)
1,260,000 1,085,684
5.750%, 12/01/28
(a)
1,325,000 1,086,720
Intelsat Jackson Holdings SA
6.500%, 03/15/30
(a)
1,600,000 1,451,962
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
516,000 502,682
Sirius XM Radio, Inc.
5.000%, 08/01/27
(a)
149,000 141,004
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28
(a)
200,000 185,804
UPC Broadband Finco BV
4.875%, 07/15/31
(a)
800,000 703,599
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
940,000 871,032
VZ Secured Financing BV
5.000%, 01/15/32
(a)
775,000 663,674
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ziggo BV
4.875%, 01/15/30
(a)
350,000 305,323
Total 12,316,908
Chemicals 0.4%
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
776,000 731,373
Dow Chemical Co. (The)
4.800%, 11/30/28 145,000 146,210
FMC Corp.
3.450%, 10/01/29 46,000 42,317
Huntsman International LLC
2.950%, 06/15/31 50,000 41,289
LYB International Finance III LLC
2.250%, 10/01/30 100,000 83,186
NewMarket Corp.
2.700%, 03/18/31 26,000 21,520
Nutrien Ltd.
2.950%, 05/13/30 250,000 223,272
Sherwin-Williams Co. (The)
2.950%, 08/15/29 185,000 166,431
Tronox, Inc.
4.625%, 03/15/29
(a)
500,000 427,500
Westlake Corp.
3.375%, 06/15/30 114,000 102,422
Total 1,985,520
Construction Machinery 0.4%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
480,000 423,341
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(a)
714,000 649,937
United Rentals North America, Inc.
3.875%, 02/15/31 1,060,000 938,444
Total 2,011,722
Consumer Cyclical Services 1.0%
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
656,000 584,042
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/26
(a)
372,000 358,195
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl
4.625%, 06/01/28
(a)
1,008,000 869,420
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
500,000 420,246
Block Financial LLC
2.500%, 07/15/28 90,000 79,000
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
314,000 282,741
eBay, Inc.
2.600%, 05/10/31 216,000 184,419
Expedia Group, Inc.
2.950%, 03/15/31 46,000 38,741
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
1,132,000 1,007,138
5.750%, 04/15/26
(a)
325,000 320,073
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.250%, 04/15/30
(a)
408,000 305,980
Service Corp International
3.375%, 08/15/30 435,000 367,295
Total 4,817,290

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2023 (Unaudited)
4 Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Consumer Products 0.3%
Coty, Inc.
5.000%, 04/15/26
(a)
300,000 287,378
GSK Consumer Healthcare Capital US LLC
3.625%, 03/24/32 1,000,000 917,642
Hasbro, Inc.
3.900%, 11/19/29 36,000 32,903
Whirlpool Corp.
2.400%, 05/15/31 60,000 49,695
4.750%, 02/26/29 63,000 62,554
Total 1,350,172
Diversified Manufacturing 1.0%
Carlisle Cos., Inc.
2.750%, 03/01/30 250,000 216,026
3.750%, 12/01/27 4,000 3,840
Carrier Global Corp.
2.722%, 02/15/30 605,000 528,780
Chart Industries, Inc.
7.500%, 01/01/30
(a)
600,000 612,910
Dover Corp.
2.950%, 11/04/29 80,000 71,326
Flowserve Corp.
3.500%, 10/01/30 128,000 111,816
Raytheon Technologies Corp.
4.125%, 11/16/28 206,000 202,285
Roper Technologies, Inc.
3.800%, 12/15/26 185,000 179,624
TK Elevator US Newco, Inc.
5.250%, 07/15/27
(a)
1,094,000 1,010,856
Vertiv Group Corp.
4.125%, 11/15/28
(a)
600,000 521,925
WESCO Distribution, Inc.
7.125%, 06/15/25
(a)
360,000 365,726
7.250%, 06/15/28
(a)
857,000 881,436
Xylem, Inc.
2.250%, 01/30/31 160,000 134,527
Total 4,841,077
Electric 1.9%
AES Corp. (The)
2.450%, 01/15/31 100,000 82,749
Ameren Corp.
3.500%, 01/15/31 310,000 284,603
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 85,000 83,226
Avangrid, Inc.
3.800%, 06/01/29 29,000 27,286
Calpine Corp.
4.500%, 02/15/28
(a)
751,000 693,576
5.125%, 03/15/28
(a)
395,000 357,556
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
915,000 774,098
4.750%, 03/15/28
(a)
126,000 118,805
CMS Energy Corp.
4.750%, (US 5 Year CMT T-Note +
4.116%), 06/01/50
(b)
240,000 218,364
Dominion Energy, Inc.
Series C, 2.250%, 08/15/31 500,000 415,091
4.250%, 06/01/28 38,000 37,196
Duke Energy Corp.
2.450%, 06/01/30 331,000 282,961
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Edison International
5.750%, 06/15/27 63,000 64,615
Entergy Corp.
2.400%, 06/15/31 380,000 314,292
Eversource Energy
Series R, 1.650%, 08/15/30 190,000 152,697
IPALCO Enterprises, Inc.
4.250%, 05/01/30 140,000 129,610
NextEra Energy Capital Holdings, Inc.
1.900%, 06/15/28 500,000 438,035
2.250%, 06/01/30 95,000 80,554
NRG Energy, Inc.
3.625%, 02/15/31
(a)
439,000 348,016
3.875%, 02/15/32
(a)
607,000 472,759
Pacific Gas and Electric Co.
2.500%, 02/01/31 934,000 754,686
4.550%, 07/01/30 70,000 65,298
PG&E Corp.
5.000%, 07/01/28 130,000 121,614
5.250%, 07/01/30 840,000 774,024
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 160,528
Puget Energy, Inc.
4.100%, 06/15/30 240,000 222,242
Southern Co. (The)
Series A, 3.700%, 04/30/30 342,000 320,274
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
818,000 769,412
5.625%, 02/15/27
(a)
427,000 413,774
WEC Energy Group, Inc.
1.800%, 10/15/30 200,000 162,223
Xcel Energy, Inc.
2.600%, 12/01/29 326,000 286,543
Total 9,426,707
Environmental 0.2%
Republic Services, Inc.
1.750%, 02/15/32 48,000 38,679
2.375%, 03/15/33 305,000 253,760
Waste Connections, Inc.
4.250%, 12/01/28 237,000 233,266
Waste Management, Inc.
1.150%, 03/15/28 305,000 260,528
1.500%, 03/15/31 131,000 106,217
Total 892,450
Finance Companies 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 1,158,000 970,209
Air Lease Corp.
Series MTN, 2.875%, 01/15/32 448,000 368,504
Aon Corp.
2.800%, 05/15/30 400,000 354,723
Ares Capital Corp.
3.875%, 01/15/26 190,000 178,950
Blackstone Secured Lending Fund
2.125%, 02/15/27 44,000 37,391
2.850%, 09/30/28 150,000 122,745
First American Financial Corp.
4.000%, 05/15/30 280,000 255,721
GATX Corp.
4.700%, 04/01/29 86,000 84,735

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2023 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2023 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Global Aircraft Leasing Co. Ltd.
6.500%, 09/15/24
(a),(c)
896,049 821,621
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 352,514
OneMain Finance Corp.
7.125%, 03/15/26 1,391,000 1,383,377
Owl Rock Capital Corp.
2.625%, 01/15/27 224,000 192,652
3.125%, 04/13/27 100,000 85,262
Rocket Mortgage LLC
5.250%, 01/15/28
(a)
840,000 768,162
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
500,000 407,215
Total 6,383,781
Food and Beverage 1.3%
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/30 24,000 22,626
Aramark Services, Inc.
5.000%, 02/01/28
(a)
483,000 455,672
Campbell Soup Co.
2.375%, 04/24/30 49,000 42,140
Constellation Brands, Inc.
3.150%, 08/01/29 369,000 336,380
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
650,000 646,901
Flowers Foods, Inc.
2.400%, 03/15/31 120,000 99,524
General Mills, Inc.
4.200%, 04/17/28 30,000 29,657
Ingredion, Inc.
2.900%, 06/01/30 55,000 48,280
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, 01/15/30
(a)
74,000 71,831
5.750%, 04/01/33
(a)
240,000 236,216
JM Smucker Co. (The)
2.375%, 03/15/30 245,000 210,848
Keurig Dr Pepper, Inc.
4.050%, 04/15/32 350,000 331,605
Kraft Heinz Foods Co.
3.750%, 04/01/30 275,000 260,350
Lamb Weston Holdings, Inc.
4.125%, 01/31/30
(a)
630,000 567,931
McCormick & Co., Inc.
1.850%, 02/15/31 45,000 36,048
2.500%, 04/15/30 369,000 316,360
Mondelez International, Inc.
2.750%, 04/13/30 187,000 166,530
Performance Food Group, Inc.
4.250%, 08/01/29
(a)
100,000 89,207
5.500%, 10/15/27
(a)
767,000 740,194
Post Holdings, Inc.
4.625%, 04/15/30
(a)
1,044,000 918,750
Sysco Corp.
5.950%, 04/01/30 95,000 101,905
US Foods, Inc.
6.250%, 04/15/25
(a)
612,000 612,794
Total 6,341,749
Foreign Agencies 4.1%
Comision Federal de Electricidad
Series REGS, 3.348%, 02/09/31 1,846,000 1,519,831
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 300,000 288,967
Series REGS, 4.848%, 09/26/28 3,850,000 3,906,545
Ecopetrol SA
4.625%, 11/02/31 2,456,000 1,941,318
6.875%, 04/29/30 203,000 190,098
Indian Railway Finance Corp. Ltd.
Series REGS, 2.800%, 02/10/31 1,000,000 835,950
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 1,000,000 929,698
Series REGS, 5.375%, 04/24/30 1,830,000 1,688,372
Pertamina Persero PT
Series REGS, 2.300%, 02/09/31 1,115,000 923,162
Series REGS, 3.650%, 07/30/29 732,000 679,226
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 5.450%, 05/21/28 1,100,000 1,114,450
Petroleos Mexicanos
6.625%, 06/15/35 4,800,000 3,768,266
6.700%, 02/16/32 164,000 136,231
Power Finance Corp. Ltd.
Series REGS, 3.950%, 04/23/30 614,000 542,687
4.500%, 06/18/29 2,000,000 1,868,883
Total 20,333,684
Foreign Government Obligations 0.6%
China Cinda 2020 I Management Ltd.
Series EMTN, 3.000%, 01/20/31 500,000 415,081
Ecopetrol SA
8.875%, 01/13/33 2,500,000 2,563,307
Total 2,978,388
Gaming 1.9%
Caesars Entertainment, Inc.
6.250%, 07/01/25
(a)
1,710,000 1,703,598
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, 07/01/25
(a)
675,000 675,403
CDI Escrow Issuer, Inc.
5.750%, 04/01/30
(a)
450,000 426,583
GLP Capital LP / GLP Financing II, Inc.
4.000%, 01/15/30 201,000 182,274
Las Vegas Sands Corp.
3.200%, 08/08/24 175,000 168,205
3.500%, 08/18/26 1,250,000 1,162,577
Melco Resorts Finance Ltd.
5.375%, 12/04/29
(a)
1,400,000 1,207,010
Sands China Ltd.
5.900%, 08/08/28 1,780,000 1,751,977
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
1,000,000 812,269
VICI Properties LP
5.125%, 05/15/32 500,000 481,242
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
846,000 705,387
5.625%, 08/26/28
(a)
200,000 176,760
Total 9,453,285
Health Care 2.5%
Agilent Technologies, Inc.
2.300%, 03/12/31 290,000 243,526
AmerisourceBergen Corp.
2.700%, 03/15/31 200,000 173,693
Baxter International, Inc.
2.539%, 02/01/32 398,000 325,909

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2023 (Unaudited)
6 Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Becton Dickinson and Co.
1.957%, 02/11/31 300,000 247,191
Boston Scientific Corp.
2.650%, 06/01/30 335,000 297,352
CHS/Community Health Systems, Inc.
5.625%, 03/15/27
(a)
1,323,000 1,170,933
8.000%, 03/15/26
(a)
580,000 563,118
Cigna Corp.
2.400%, 03/15/30 240,000 207,180
4.375%, 10/15/28 10,000 9,917
CommonSpirit Health
2.782%, 10/01/30 48,000 40,940
3.347%, 10/01/29 30,000 26,928
CVS Health Corp.
3.250%, 08/15/29 565,000 518,249
DaVita, Inc.
3.750%, 02/15/31
(a)
1,666,000 1,295,130
4.625%, 06/01/30
(a)
508,000 427,976
DH Europe Finance II Sarl
2.600%, 11/15/29 24,000 21,565
GE HealthCare Technologies, Inc.
5.905%, 11/22/32
(a)
125,000 135,357
HCA, Inc.
3.500%, 09/01/30 425,000 380,999
Hologic, Inc.
3.250%, 02/15/29
(a)
548,000 482,523
IQVIA, Inc.
5.000%, 05/15/27
(a)
525,000 510,399
Laboratory Corp. of America Holdings
2.950%, 12/01/29 76,000 67,970
Medline Borrower LP
3.875%, 04/01/29
(a)
2,036,000 1,742,081
Ochsner LSU Health System of North Louisiana
Series 2021, 2.510%, 05/15/31 190,000 143,031
PerkinElmer, Inc.
3.300%, 09/15/29 400,000 359,887
Quest Diagnostics, Inc.
2.800%, 06/30/31 78,000 67,886
Smith & Nephew PLC
2.032%, 10/14/30 376,000 307,032
Stryker Corp.
1.950%, 06/15/30 310,000 261,740
Tenet Healthcare Corp.
4.875%, 01/01/26 1,317,000 1,282,456
6.125%, 06/15/30
(a)
515,000 500,214
6.250%, 02/01/27 241,000 235,578
Universal Health Services, Inc.
2.650%, 10/15/30 290,000 244,388
Total 12,291,148
Healthcare Insurance 0.2%
Centene Corp.
3.000%, 10/15/30 700,000 598,360
Elevance Health, Inc.
2.550%, 03/15/31 500,000 432,220
Humana, Inc.
2.150%, 02/03/32 136,000 110,480
Total 1,141,060
Healthcare REIT 0.4%
Healthcare Realty Holdings LP
3.100%, 02/15/30 256,000 223,155
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Healthpeak Properties, Inc.
3.000%, 01/15/30 150,000 133,277
MPT Operating Partnership LP / MPT Finance Corp.
3.500%, 03/15/31 675,000 475,581
4.625%, 08/01/29 200,000 155,542
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 110,000 82,806
3.625%, 10/01/29 276,000 238,982
Physicians Realty LP
2.625%, 11/01/31 150,000 125,211
Ventas Realty LP
4.400%, 01/15/29 97,000 93,078
Welltower OP LLC
2.800%, 06/01/31 500,000 416,527
Total 1,944,159
Home Construction 0.1%
DR Horton, Inc.
1.400%, 10/15/27 100,000 85,416
NVR, Inc.
3.000%, 05/15/30 90,000 78,684
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.750%, 01/15/29
(a)
400,000 313,798
Total 477,898
Independent Energy 1.3%
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 42,527
Chesapeake Energy Corp.
6.750%, 04/15/29
(a)
520,000 512,984
Comstock Resources, Inc.
5.875%, 01/15/30
(a)
1,020,000 880,210
6.750%, 03/01/29
(a)
84,000 77,391
ConocoPhillips
4.300%, 08/15/28 76,000 75,010
Coterra Energy, Inc.
4.375%, 03/15/29 230,000 220,807
Devon Energy Corp.
4.500%, 01/15/30 224,000 216,349
Diamondback Energy, Inc.
3.500%, 12/01/29 206,000 187,781
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
17,000 16,791
EQT Corp.
7.000%, 02/01/30 240,000 255,260
MEG Energy Corp.
7.125%, 02/01/27
(a)
26,000 26,674
Neptune Energy Bondco PLC
6.625%, 05/15/25
(a)
200,000 197,039
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
1,109,000 1,023,815
Occidental Petroleum Corp.
6.625%, 09/01/30 1,487,000 1,580,016
Pioneer Natural Resources Co.
2.150%, 01/15/31 376,000 311,575
Southwestern Energy Co.
4.750%, 02/01/32 1,092,000 962,531
Total 6,586,760
Industy 0.0%
Otis Worldwide Corp.
2.565%, 02/15/30 226,000 197,213

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2023 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2023 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Integrated Energy 0.1%
New Fortress Energy, Inc.
6.750%, 09/15/25
(a)
320,000 306,996
Leisure 1.1%
Carnival Corp.
5.750%, 03/01/27
(a)
1,679,000 1,393,176
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/28
(a)
500,000 539,888
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.500%, 05/01/25
(a)
620,000 615,720
Life Time, Inc.
5.750%, 01/15/26
(a)
276,000 266,458
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
695,000 698,869
NCL Corp. Ltd.
5.875%, 02/15/27
(a)
500,000 465,552
Royal Caribbean Cruises Ltd.
11.500%, 06/01/25
(a)
1,350,000 1,448,500
Total 5,428,163
Life Insurance 0.1%
Athene Holding Ltd.
3.500%, 01/15/31 162,000 138,342
6.150%, 04/03/30 192,000 197,406
Globe Life, Inc.
2.150%, 08/15/30 200,000 164,022
Total 499,770
Lodging 0.3%
Choice Hotels International, Inc.
3.700%, 01/15/31 200,000 177,368
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
1,131,000 946,102
Hyatt Hotels Corp.
4.375%, 09/15/28 66,000 63,055
Marriott International, Inc.
Series FF, 4.625%, 06/15/30 284,000 276,894
Total 1,463,419
Materials 0.0%
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 90,000 72,153
Media and Entertainment 2.1%
Activision Blizzard, Inc.
1.350%, 09/15/30 271,000 219,729
AMC Networks, Inc.
4.250%, 02/15/29 335,000 205,582
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
657,000 598,476
Electronic Arts, Inc.
1.850%, 02/15/31 240,000 196,017
Fox Corp.
3.500%, 04/08/30 150,000 137,238
Gray Escrow II, Inc.
5.375%, 11/15/31
(a)
796,000 612,187
Interpublic Group of Cos., Inc. (The)
2.400%, 03/01/31 260,000 215,281
4.750%, 03/30/30 202,000 197,414
Netflix, Inc.
5.875%, 11/15/28 1,354,000 1,409,722
News Corp.
3.875%, 05/15/29
(a)
664,000 594,866
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
1,645,000 1,481,067
Paramount Global
4.950%, 01/15/31 388,000 357,935
RELX Capital, Inc.
3.000%, 05/22/30 290,000 257,281
ROBLOX Corp.
3.875%, 05/01/30
(a)
404,000 340,483
TEGNA, Inc.
4.625%, 03/15/28 155,000 145,571
5.000%, 09/15/29 901,000 848,505
Univision Communications, Inc.
4.500%, 05/01/29
(a)
876,000 753,545
6.625%, 06/01/27
(a)
530,000 519,268
Warnermedia Holdings, Inc.
4.279%, 03/15/32
(a)
1,130,000 1,004,936
Total 10,095,103
Media Cable 0.7%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
1,675,000 1,517,150
LCPR Senior Secured Financing DAC
5.125%, 07/15/29
(a)
840,000 738,846
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
1,316,000 1,169,837
Total 3,425,833
Metals and Mining 0.7%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(a)
359,000 364,536
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
740,000 649,554
Freeport-McMoRan, Inc.
4.625%, 08/01/30 346,000 332,372
Newmont Corp.
2.250%, 10/01/30 174,000 145,653
Novelis Corp.
4.750%, 01/30/30
(a)
940,000 859,085
Nucor Corp.
2.700%, 06/01/30 274,000 243,145
Reliance Steel & Aluminum Co.
2.150%, 08/15/30 100,000 82,846
Steel Dynamics, Inc.
3.250%, 01/15/31 334,000 301,156
3.450%, 04/15/30 70,000 64,501
Vale Overseas Ltd.
3.750%, 07/08/30 334,000 299,669
Total 3,342,517
Midstream 2.2%
Boardwalk Pipelines LP
3.400%, 02/15/31 300,000 267,215
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29 302,000 283,724
Cheniere Energy Partners LP
4.000%, 03/01/31 548,000 491,590
Cheniere Energy, Inc.
4.625%, 10/15/28 980,000 933,967
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
750,000 683,580
DT Midstream, Inc.
4.125%, 06/15/29
(a)
714,000 629,698
4.375%, 06/15/31
(a)
400,000 349,672

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2023 (Unaudited)
8 Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Enbridge, Inc.
3.125%, 11/15/29 217,000 196,401
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
606,000 513,329
6.500%, 07/01/27
(a)
209,000 204,412
Genesis Energy LP / Genesis Energy Finance Corp.
8.000%, 01/15/27 368,000 363,296
ITT Holdings LLC
6.500%, 08/01/29
(a)
413,000 359,038
Kinder Morgan, Inc.
2.000%, 02/15/31 235,000 190,066
Kinetik Holdings LP
5.875%, 06/15/30
(a)
494,000 471,182
MPLX LP
2.650%, 08/15/30 422,000 360,296
4.125%, 03/01/27 31,000 30,077
National Fuel Gas Co.
2.950%, 03/01/31 36,000 29,218
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/26
(a)
738,000 701,094
ONEOK, Inc.
4.350%, 03/15/29 8,000 7,624
Plains All American Pipeline LP / PAA Finance Corp.
3.800%, 09/15/30 236,000 214,388
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 340,000 330,116
5.000%, 03/15/27 116,000 116,209
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, 01/15/32 468,000 411,424
TransCanada PipeLines Ltd.
4.250%, 05/15/28 496,000 484,244
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
125,000 111,502
4.125%, 08/15/31
(a)
1,130,000 1,002,624
Western Midstream Operating LP
3.350%, 02/01/25 2,000 1,910
4.300%, 02/01/30 660,000 604,230
Williams Cos., Inc. (The)
2.600%, 03/15/31 480,000 406,626
3.500%, 11/15/30 102,000 93,381
Total 10,842,133
Natural Gas 0.1%
NiSource, Inc.
3.490%, 05/15/27 184,000 176,610
3.600%, 05/01/30 108,000 100,005
Total 276,615
Office REIT 0.2%
Boston Properties LP
3.250%, 01/30/31 346,000 296,708
Corporate Office Properties LP
2.000%, 01/15/29 123,000 97,628
Highwoods Realty LP
2.600%, 02/01/31 136,000 104,393
Kilroy Realty LP
3.050%, 02/15/30 228,000 186,934
Office Properties Income Trust
2.400%, 02/01/27 81,000 61,985
Piedmont Operating Partnership LP
3.150%, 08/15/30 128,000 100,606
Total 848,254
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Oil Field Services 0.0%
NOV, Inc.
3.600%, 12/01/29 113,000 103,639
Other Financial Institutions 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 557,000 521,048
6.250%, 05/15/26 589,000 581,283
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
370,000 323,239
Total 1,425,570
Other Industry 0.1%
Coherent Corp.
5.000%, 12/15/29
(a)
180,000 164,572
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 98,029
Total 262,601
Other REIT 0.7%
Broadstone Net Lease LLC
2.600%, 09/15/31 68,000 51,991
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
378,000 356,425
CubeSmart LP
2.000%, 02/15/31 98,000 77,261
Digital Realty Trust LP
3.600%, 07/01/29 146,000 134,090
EPR Properties
3.750%, 08/15/29 222,000 185,159
Extra Space Storage LP
2.550%, 06/01/31 240,000 196,300
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/26
(a)
622,000 552,198
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 258,000 224,651
Life Storage LP
2.200%, 10/15/30 240,000 193,537
LXP Industrial Trust
2.700%, 09/15/30 236,000 195,050
Prologis LP
1.750%, 02/01/31 198,000 161,984
Safehold Operating Partnership LP
2.800%, 06/15/31 380,000 302,870
Service Properties Trust
4.350%, 10/01/24 496,000 467,581
WP Carey, Inc.
2.400%, 02/01/31 300,000 252,007
Total 3,351,104
Other Utility 0.1%
American Water Capital Corp.
3.750%, 09/01/28 145,000 140,118
Essential Utilities, Inc.
2.704%, 04/15/30 300,000 260,434
Total 400,552
Packaging 0.7%
Amcor Flexibles North America, Inc.
2.630%, 06/19/30 260,000 221,543
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
4.000%, 09/01/29
(a)
300,000 248,419
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(a)
800,000 730,273

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2023 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2023 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Avery Dennison Corp.
2.650%, 04/30/30 282,000 240,987
Ball Corp.
2.875%, 08/15/30 308,000 253,078
3.125%, 09/15/31 1,000,000 819,636
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 395,000 385,423
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/27
(a)
665,000 597,395
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 192,159
Total 3,688,913
Paper 0.3%
Mercer International, Inc.
5.125%, 02/01/29 382,000 326,857
Rayonier LP
2.750%, 05/17/31 150,000 124,711
Suzano Austria GmbH
3.750%, 01/15/31 580,000 497,340
Weyerhaeuser Co.
4.000%, 04/15/30 88,000 83,017
WRKCo, Inc.
3.000%, 06/15/33 280,000 237,616
Total 1,269,541
Pharmaceuticals 1.3%
AbbVie, Inc.
3.200%, 11/21/29 1,609,000 1,494,516
Amgen, Inc.
2.000%, 01/15/32 600,000 485,482
Biogen, Inc.
2.250%, 05/01/30 475,000 402,726
Gilead Sciences, Inc.
1.650%, 10/01/30 435,000 358,807
Jazz Securities DAC
4.375%, 01/15/29
(a)
714,000 652,277
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
800,000 725,964
5.125%, 04/30/31
(a)
1,290,000 1,161,392
Royalty Pharma PLC
2.200%, 09/02/30 200,000 163,207
Takeda Pharmaceutical Co. Ltd.
2.050%, 03/31/30 384,000 324,192
Viatris, Inc.
2.700%, 06/22/30 228,000 187,984
Zoetis, Inc.
2.000%, 05/15/30 388,000 328,853
Total 6,285,400
Property & Casualty 0.3%
American Financial Group, Inc.
5.250%, 04/02/30 156,000 158,874
Assurant, Inc.
2.650%, 01/15/32 40,000 30,913
Brown & Brown, Inc.
2.375%, 03/15/31 256,000 206,161
Enstar Group Ltd.
3.100%, 09/01/31 101,000 78,279
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31 300,000 254,172
Fidelity National Financial, Inc.
2.450%, 03/15/31 160,000 129,745
3.400%, 06/15/30 260,000 229,744
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 63,507
Markel Corp.
3.350%, 09/17/29 44,000 39,966
Willis North America, Inc.
4.500%, 09/15/28 121,000 117,818
Total 1,309,179
Railroads 0.1%
Canadian Pacific Railway Co.
2.450%, 12/02/31 500,000 431,725
CSX Corp.
3.250%, 06/01/27 197,000 188,458
Total 620,183
Real Estate 0.1%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 380,000 303,237
Refining 0.1%
Marathon Petroleum Corp.
3.800%, 04/01/28 87,000 82,398
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 539,000 508,165
Phillips 66 Co.
3.150%, 12/15/29
(a)
120,000 108,388
Valero Energy Corp.
4.350%, 06/01/28 21,000 20,755
Total 719,706
Restaurants 0.8%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(a)
120,000 109,681
4.000%, 10/15/30
(a)
2,457,000 2,090,692
McDonald's Corp.
Series MTN, 2.625%, 09/01/29 413,000 372,417
Starbucks Corp.
2.550%, 11/15/30 395,000 344,360
Yum! Brands, Inc.
3.625%, 03/15/31 494,000 424,108
4.625%, 01/31/32 493,000 449,072
Total 3,790,330
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 100,000 79,520
Retail REIT 0.2%
Agree LP
2.900%, 10/01/30 90,000 76,710
Brixmor Operating Partnership LP
4.050%, 07/01/30 105,000 96,010
4.125%, 05/15/29 110,000 101,913
Federal Realty Investment Trust
3.500%, 06/01/30 300,000 268,048
Kimco Realty OP LLC
2.700%, 10/01/30 29,000 24,665
Kite Realty Group Trust
4.750%, 09/15/30 195,000 179,844
Regency Centers LP
3.700%, 06/15/30 117,000 106,103
Spirit Realty LP
3.200%, 02/15/31 60,000 50,691
STORE Capital Corp.
2.750%, 11/18/30 240,000 186,907
Total 1,090,891

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2023 (Unaudited)
10 Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2023
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Retailers 0.9%
Advance Auto Parts, Inc.
3.900%, 04/15/30 234,000 213,045
AutoNation, Inc.
4.750%, 06/01/30 120,000 112,769
AutoZone, Inc.
4.000%, 04/15/30 328,000 312,814
Bath & Body Works, Inc.
6.625%, 10/01/30
(a)
446,000 435,818
Best Buy Co., Inc.
1.950%, 10/01/30 125,000 102,102
Dollar General Corp.
3.500%, 04/03/30 240,000 221,295
3.875%, 04/15/27 37,000 35,917
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
600,000 495,145
Lowe's Cos., Inc.
2.625%, 04/01/31 250,000 214,945
3.650%, 04/05/29 371,000 351,141
O'Reilly Automotive, Inc.
4.200%, 04/01/30 320,000 309,370
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
1,500,000 1,391,076
Ross Stores, Inc.
1.875%, 04/15/31 150,000 121,721
Total 4,317,158
Supermarkets 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
1,116,000 962,610
4.625%, 01/15/27
(a)
247,000 234,456
Total 1,197,066
Technology 4.3%
Amdocs Ltd.
2.538%, 06/15/30 160,000 135,416
Amphenol Corp.
2.800%, 02/15/30 212,000 187,990
Autodesk, Inc.
2.850%, 01/15/30 120,000 106,272
Avnet, Inc.
3.000%, 05/15/31 175,000 143,242
Black Knight InfoServ LLC
3.625%, 09/01/28
(a)
700,000 622,851
Block, Inc.
3.500%, 06/01/31 968,000 812,173
Broadcom, Inc.
3.137%, 11/15/35
(a)
500,000 388,152
3.469%, 04/15/34
(a)
820,000 679,640
Broadridge Financial Solutions, Inc.
2.600%, 05/01/31 170,000 144,460
2.900%, 12/01/29 45,000 39,448
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29 360,000 312,962
CGI, Inc.
2.300%, 09/14/31 45,000 35,357
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
436,000 389,279
Cloud Software Group Holdings, Inc.
6.500%, 03/31/29
(a)
2,000,000 1,754,885
CommScope, Inc.
4.750%, 09/01/29
(a)
1,320,000 1,096,360
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
6.000%, 03/01/26
(a)
143,000 137,109
Dell International LLC / EMC Corp.
5.300%, 10/01/29 500,000 504,648
Entegris Escrow Corp.
5.950%, 06/15/30
(a)
600,000 576,341
Equinix, Inc.
2.150%, 07/15/30 356,000 296,191
Fidelity National Information Services, Inc.
2.250%, 03/01/31 190,000 155,885
Flex Ltd.
4.875%, 06/15/29 144,000 141,807
Fortinet, Inc.
2.200%, 03/15/31 70,000 57,468
Global Payments, Inc.
3.200%, 08/15/29 526,000 467,009
GoTo Group, Inc.
5.500%, 09/01/27
(a)
844,000 425,150
HP, Inc.
2.650%, 06/17/31 506,000 410,583
Imola Merger Corp.
4.750%, 05/15/29
(a)
896,000 779,833
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
270,000 231,463
5.250%, 07/15/30
(a)
592,000 535,793
Jabil, Inc.
3.000%, 01/15/31 250,000 215,008
Juniper Networks, Inc.
3.750%, 08/15/29 120,000 110,732
Keysight Technologies, Inc.
3.000%, 10/30/29 75,000 67,065
Kyndryl Holdings, Inc.
3.150%, 10/15/31 292,000 213,291
Leidos, Inc.
2.300%, 02/15/31 350,000 282,368
Marvell Technology, Inc.
2.950%, 04/15/31 200,000 169,278
Micron Technology, Inc.
4.663%, 02/15/30 250,000 238,220
Motorola Solutions, Inc.
4.600%, 05/23/29 296,000 289,063
MSCI, Inc.
3.875%, 02/15/31
(a)
778,000 686,333
4.000%, 11/15/29
(a)
153,000 139,515
NCR Corp.
5.125%, 04/15/29
(a)
575,000 500,302
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
1,114,000 1,084,117
NetApp, Inc.
2.700%, 06/22/30 250,000 214,834
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30 44,000 39,418
Open Text Corp.
3.875%, 02/15/28
(a)
456,000 396,332
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
431,000 362,275
Oracle Corp.
2.875%, 03/25/31 1,217,000 1,049,879
Qorvo, Inc.
4.375%, 10/15/29 134,000 121,297

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2023 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2023 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Rakuten Group, Inc.
6.250%, (US 5 Year CMT T-Note +
4.956%), 10/22/71
(a),(b)
600,000 486,943
S&P Global, Inc.
4.250%, 05/01/29
(a)
151,000 148,497
Sabre GLBL, Inc.
7.375%, 09/01/25
(a)
670,000 662,055
Sensata Technologies BV
4.000%, 04/15/29
(a)
600,000 538,527
ServiceNow, Inc.
1.400%, 09/01/30 338,000 267,862
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
677,000 650,816
VMware, Inc.
2.200%, 08/15/31 228,000 180,846
Vontier Corp.
2.950%, 04/01/31 275,000 213,684
Western Union Co. (The)
2.750%, 03/15/31 44,000 34,983
Workday, Inc.
3.800%, 04/01/32 300,000 274,361
Total 21,205,668
Tobacco 0.2%
Altria Group, Inc.
4.800%, 02/14/29 390,000 385,807
BAT Capital Corp.
2.259%, 03/25/28 435,000 373,887
Vector Group Ltd.
5.750%, 02/01/29
(a)
530,000 462,593
Total 1,222,287
Transportation Services 0.1%
FedEx Corp.
2.400%, 05/15/31 500,000 422,207
3.400%, 02/15/28 18,000 17,039
GXO Logistics, Inc.
2.650%, 07/15/31 190,000 148,863
Total 588,109
Wireless 2.0%
Altice Financing SA
5.750%, 08/15/29
(a)
1,000,000 842,196
Altice France SA
5.500%, 10/15/29
(a)
2,336,000 1,845,102
American Tower Corp.
1.875%, 10/15/30 250,000 200,591
3.800%, 08/15/29 19,000 17,758
Crown Castle, Inc.
2.100%, 04/01/31 400,000 327,465
SBA Communications Corp.
3.125%, 02/01/29 848,000 718,791
3.875%, 02/15/27 472,000 436,026
Sprint LLC
7.625%, 03/01/26 843,000 891,385
T-Mobile USA, Inc.
3.875%, 04/15/30 2,129,000 1,993,760
VEON Holdings BV
3.375%, 11/25/27
(a)
1,028,000 714,057
Vmed O2 UK Financing I PLC
4.750%, 07/15/31
(a)
634,000 540,485
VMware, Inc.
4.700%, 05/15/30 208,000 202,024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Vodafone Group PLC
7.000%, (USD 5 Year Swap +
4.873%), 04/04/79
(b)
1,213,000 1,250,643
Total 9,980,283
Wirelines 1.5%
AT&T, Inc.
2.550%, 12/01/33 1,035,000 836,125
4.300%, 02/15/30 37,000 36,093
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
886,000 803,558
Iliad Holding SASU
7.000%, 10/15/28
(a)
1,170,000 1,098,553
Level 3 Financing, Inc.
4.250%, 07/01/28
(a)
744,000 589,417
4.625%, 09/15/27
(a)
380,000 322,295
Lumen Technologies, Inc.
4.000%, 02/15/27
(a)
1,120,000 945,297
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.875%, 02/15/25
(a)
1,255,000 1,238,325
Verizon Communications, Inc.
2.355%, 03/15/32 1,520,000 1,252,371
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
54,000 42,921
Total 7,164,955
Total Corporate Bonds
(Cost $268,074,017) 241,642,202
Foreign Government Obligations
(d) ,(e)
24 .9%
Principal
Amount ($) Value ($)
Australia Government Bond
Series 163, 1.000%, 11/21/31 AUD 7,317,000 4,179,810
Brazilian Government International Bond
3.875%, 06/12/30 7,837,000 6,959,080
Bundesrepublik Deutschland Bundesanleihe
0.172%, 08/15/30 EUR 4,538,000 4,184,370
Canadian Government Bond
1.250%, 06/01/30 CAD 6,746,000 4,512,098
Colombia Government International Bond
3.125%, 04/15/31 4,232,000 3,205,441
7.500%, 02/02/34 1,500,000 1,490,161
Dominican Republic International Bond
Series REGS, 4.500%, 01/30/30 876,000 766,694
Series REGS, 4.875%, 09/23/32 5,612,000 4,809,548
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 2,100,000 1,993,485
Series REGS, 3.250%, 01/15/30 307,000 273,400
French Republic Government Bond OAT
1.500%, 05/25/31 EUR 4,615,000 4,606,163
Guatemala Government Bond
Series REGS, 4.875%, 02/13/28 1,840,000 1,791,190
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 3,071,000 2,389,994
Indonesia Government International Bond
3.850%, 10/15/30 447,000 427,497
Series REGS, 8.500%, 10/12/35 2,716,000 3,549,062
Italy Buoni Poliennali Del Tesoro
Series 31Y, 6.000%, 05/01/31 EUR 3,706,000 4,627,500
Ivory Coast Government International Bond
Series REGS, 6.125%, 06/15/33 2,900,000 2,579,882
Japan Government Ten Year Bond
Series 360, 0.100%, 09/20/30 JPY 538,000,000 4,020,027

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2023 (Unaudited)
12 Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2023
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Mexico Government International Bond
2.659%, 05/24/31 5,085,000 4,275,666
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 5,774,000 3,509,724
Series 0531, 1.500%, 05/15/31 NZD 1,450,000 767,595
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 49,580,000 4,451,869
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 5,000,000 5,138,739
Series REGS, 5.625%, 01/17/28 1,283,000 1,292,988
Panama Government International Bond
6.700%, 01/26/36 3,960,000 4,296,608
2.252%, 09/29/32 1,190,000 913,996
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 940,000 913,590
Series REGS, 2.739%, 01/29/33 1,000,000 807,284
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 965,000 956,709
Series REGS, 4.700%, 06/06/32 1,500,000 1,507,028
Peruvian Government International Bond
8.750%, 11/21/33 312,000 389,523
2.783%, 01/23/31 5,501,000 4,666,410
3.000%, 01/15/34 480,000 391,298
Philippine Government International Bond
9.500%, 02/02/30 3,226,000 4,156,880
3.000%, 02/01/28 614,000 576,424
Republic of South Africa Government
International Bond
4.300%, 10/12/28 248,000 225,906
4.850%, 09/30/29 4,650,000 4,243,572
Romanian Government International Bond
Series REGS, 3.000%, 02/14/31 2,832,000 2,337,809
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 1,400,000 1,255,450
Series EMTN, 4.226%, 03/14/28 1,600,000 1,534,568
Sweden Government Bond
Series 1056, 2.250%, 06/01/32
(a)
SEK 10,370,000 1,007,789
Series 1062, 0.125%, 05/12/31
(a)
SEK 24,580,000 2,003,990
Series 1061, 0.750%, 11/12/29
(a)
SEK 16,950,000 1,481,237
Swiss Confederation Government Bond
3.500%, 04/08/33 CHF 2,391,000 3,147,491
0.138%, 06/22/29 CHF 1,402,000 1,418,128
United Kingdom Gilt
0.875%, 10/22/29 GBP 4,159,000 4,393,493
Uruguay Government International Bond
5.750%, 10/28/34 1,200,000 1,329,609
4.375%, 01/23/31 2,463,000 2,455,264
Total Foreign Government Obligations
(Cost $138,489,759) 122,212,039
U.S. Government & Agency Obligations 14 .9%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 12.2%
1.500%, 02/15/53
(f)
3,950,000 3,154,445
2.000%, 02/15/53
(f)
34,590,000 29,071,814
2.500%, 02/15/53
(f)
17,770,000 15,557,596
3.000%, 02/15/53
(f)
1,790,000 1,625,823
3.500%, 02/15/53
(f)
1,229,000 1,152,498
4.000%, 02/15/53
(f)
2,745,000 2,650,641
4.500%, 02/15/53
(f)
2,960,000 2,923,000
5.000%, 02/15/53
(f)
2,200,000 2,208,078
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.500%, 02/15/53
(f)
1,400,000 1,422,641
Total 59,766,536
Federal Home Loan Mortgage Corporation 2.1%
2.500%, 08/01/50 5,490,801 4,853,599
3.000%, 01/01/50 252,932 232,384
3.000%, 02/01/50 258,224 237,652
3.000%, 08/01/50 3,760,349 3,447,408
3.500%, 08/01/47 483,097 462,506
3.500%, 08/01/49 136,708 130,084
3.500%, 09/01/49 167,171 158,969
3.500%, 10/01/49 184,427 175,263
3.500%, 11/01/49 179,861 171,161
3.500%, 02/01/50 207,067 197,160
4.000%, 08/01/49 146,205 142,986
4.000%, 09/01/49 180,585 176,330
Total 10,385,502
Federal National Mortgage Association 0.6%
3.000%, 12/01/49 238,175 219,207
3.000%, 01/01/50 314,148 289,129
3.000%, 01/01/50 248,141 227,995
3.000%, 02/01/50 243,914 224,488
3.000%, 03/01/50 255,831 235,073
3.500%, 04/01/49 51,246 48,848
3.500%, 08/01/49 141,908 135,402
3.500%, 09/01/49 269,887 256,729
3.500%, 09/01/49 160,003 152,103
3.500%, 10/01/49 170,200 162,249
3.500%, 12/01/49 193,107 183,333
3.500%, 02/01/50 192,895 183,614
4.000%, 09/01/47 207,739 204,000
4.000%, 03/01/48 379,270 372,673
4.000%, 05/01/49 41,658 40,751
Total 2,935,594
Total U.S. Government & Agency
Obligations
(Cost $73,721,708) 73,087,632
U.S. Treasury Obligations 20 .9%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 11.0%
2.893%, 03/23/23 10,000,000 9,937,925
3.074%, 06/15/23 5,000,000 4,915,924
3.208%, 07/13/23 15,000,000 14,691,363
3.494%, 08/10/23 25,000,000 24,395,987
Total 53,941,199
U.S. Treasury Bond 6.5%
2.250%, 02/15/52 3,010,000 2,262,674
2.375%, 02/15/42 15,000,000 12,128,906
2.875%, 05/15/52 6,978,000 6,017,435
3.000%, 08/15/52 1,985,000 1,757,345
3.250%, 05/15/42 10,454,000 9,696,085
4.000%, 11/15/52 37,000 39,573
Total 31,902,018
U.S. Treasury Note 3.4%
1.875%, 02/15/32 6,127,000 5,379,315
2.750%, 08/15/32 2,729,000 2,569,098
2.875%, 05/15/32 6,711,000 6,395,373
4.125%, 11/15/32 2,433,000 2,560,732
Total 16,904,518
Total U.S. Treasury Obligations
(Cost $106,177,196) 102,747,735

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2023 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | First Quarter Report 2023 13
Notes to Portfolio of Investments
Money Market Funds 0 .9%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.230%
(g)
4,623,791 4,623,791
Total Money Market Funds
(Cost $4,623,791) 4,623,791
Total Investments in Securities
(Cost $591,086,471) 544,313,399
Other Assets & Liabilities, Net (53,113,409)
Net Assets 491,199,990
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $128,949,333, which represents 26.25% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of January 31, 2023.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT290_10_N01_(03/23)
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